OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Other current financial assets		$ 76,586,583	$ 67,285,793
Other current financial liabilities		110,330,460	52,997,001
Non-current
Other financial assets		169,420,303	93,316,339
Other non-current financial liabilities		1,066,543,247	1,044,325,833
Bank liabilities
Current
Other current financial liabilities	[1]	56,401,282	1,500,909
Current financial liabilities at fair value	[1]	52,103,494	1,465,732
Non-current
Other non-current financial liabilities	[1]		13,403,691
Noncurrent financial liabilities at fair value	[1]		13,403,691
Bonds payable
Current
Other current financial liabilities	[1],[2]	29,800,608	27,479,415
Current financial liabilities at fair value	[1]	29,147,599	26,931,768
Non-current
Other non-current financial liabilities	[1],[2]	1,003,864,048	953,660,440
Noncurrent financial liabilities at fair value	[1]	930,907,271	894,107,588
Bottle guaranty deposits
Current
Other current financial liabilities	[1]	14,136,175	12,632,186
Current financial liabilities at fair value	[1]	14,136,175	12,632,186
Forward contracts liabilities
Current
Other current financial liabilities	[3]	361,384	1,458,210
Current financial liabilities at fair value	[3]	361,384		$ 1,458,210
Leasing agreements
Current
Other current financial liabilities	[1]	9,631,011	9,926,283
Current financial liabilities at fair value	[1]	9,631,011	9,926,283
Non-current
Other non-current financial liabilities	[1]	20,891,121	24,811,777
Noncurrent financial liabilities at fair value	[1]	20,891,121	24,811,777
Non-current accounts payable
Non-current
Other non-current financial liabilities	[1]	2,534,836	2,392,555
Noncurrent financial liabilities at fair value	[1]	2,534,836	2,392,555
Derivative contract liabilities
Current
Other current financial liabilities		361,384	1,458,210
Non-current
Other non-current financial liabilities		41,788,078	52,449,925
Noncurrent financial liabilities at fair value		41,788,077	52,449,925
Accounts payable
Current
Other current financial liabilities	[1]	457,074,643	428,911,984
Current financial liabilities at fair value	[1]	457,074,643	428,911,984
Accounts payable related companies
Current
Other current financial liabilities	[1]	94,376,420	94,821,925
Current financial liabilities at fair value	[1]	94,376,420	94,821,925
Non-current
Other non-current financial liabilities	[1]	380,465	6,007,041
Noncurrent financial liabilities at fair value	[1]	380,465	6,007,041
Cash and cash equivalents
Current
Other current financial assets	[1]	248,899,004	303,683,683
Current financial assets at fair value	[1]	248,899,004	303,683,683
Financial assets
Current
Other current financial assets	[3]	4,047,219	842,906
Current financial assets at fair value	[3]	4,047,219	842,906
Non-current
Other financial assets	[3]	144,550,766	78,988,714
Noncurrent financial assets at fair value	[3]	144,550,766	78,988,714
Non-current accounts receivable
Non-current
Other financial assets	[1]	335,723	371,401
Noncurrent financial assets at fair value	[1]	335,723	371,401
Trade debtors and other accounts receivable
Current
Other current financial assets	[1]	332,831,088	296,883,937
Current financial assets at fair value	[1]	332,831,088	296,883,937
Accounts receivable related companies
Current
Other current financial assets	[1]	9,901,543	13,192,740
Current financial assets at fair value	[1]	9,901,543	13,192,740
Non-current
Other financial assets	[1]	292,932	108,021
Noncurrent financial assets at fair value	[1]	$ 292,932	$ 108,021

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.
[3]	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.